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 August 15, 2008                                                    VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Phoenix Life Variable Accumulation Account
    Phoenix Life Insurance Company
    Initial Registration Statement on Form N-4
    File Nos. 333-______ and 811-03488

To the Commission Staff:

On behalf of Phoenix Life Variable Accumulation Account (the "Registrant"), submitted for filing under the Securities Act of 1933, as amended, is an initial registration statement on Form N-4.

This initial registration statement is similar to the initial registration statement filed with the SEC on August 8, 2008, for PHL Variable Accumulation Account, File No. 333-152905.

This registration statement similarly includes a new prospectus for a deferred variable annuity contract, a choice among four death benefit options, an optional Premium Enhancement feature, which must be elected at issue, and other optional benefits.

We look forward to the staff's review of this registration statement.

Please direct any questions to the undersigned at (860) 403-5134 or to Mary
(Kate) Johnson at (860) 403-5685.

Very truly yours,

/s/ Karen A. Peddle
--------------------------
Director, Life & Annuity
SEC/State Compliance
Phoenix Life Insurance
Company